Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
Advisory Research MLP & Energy Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Advisory Research MLP & Energy Income Fund

Class A: INFRX

Class C: INFFX

Class I: INFIX

Advisory Research MLP & Energy Infrastructure Fund

Class I: MLPPX

Each a series of Investment Managers Series Trust

Supplement dated September 20, 2019, to the

Prospectus and Statement of Additional Information dated April 1, 2019, as supplemented.

Effective September 21, 2019, the names of the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund are changed to the Tortoise MLP & Energy Income Fund and the Tortoise MLP & Energy Infrastructure Fund, respectively.

Please file this Supplement with your records.

Advisory Research MLP & Energy Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Advisory Research MLP & Energy Income Fund

Class A: INFRX

Class C: INFFX

Class I: INFIX

Advisory Research MLP & Energy Infrastructure Fund

Class I: MLPPX

Each a series of Investment Managers Series Trust

Supplement dated September 20, 2019, to the

Prospectus and Statement of Additional Information dated April 1, 2019, as supplemented.

Effective September 21, 2019, the names of the Advisory Research MLP & Energy Income Fund and the Advisory Research MLP & Energy Infrastructure Fund are changed to the Tortoise MLP & Energy Income Fund and the Tortoise MLP & Energy Infrastructure Fund, respectively.

Please file this Supplement with your records.